Concentrations (Details) - Schedule of Company’s Revenues - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer C [Member]
Schedule of Company’s Revenues [Line Items]
Company's Revenue		22.70%
Customer E [Member]
Schedule of Company’s Revenues [Line Items]
Company's Revenue		13.60%
Customer F [Member]
Schedule of Company’s Revenues [Line Items]
Company's Revenue	17.20%
Customer G [Member]
Schedule of Company’s Revenues [Line Items]
Company's Revenue	13.70%
Customer H [Member]
Schedule of Company’s Revenues [Line Items]
Company's Revenue	12.80%